Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurement

4. Fair Value Measurement

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, net accounts receivable, accounts payable and other accrued liabilities, and accrued compensation and benefits, approximate fair value due to their short-term nature. The carrying value of the Company’s notes payable, capital leases and financing obligations for support contracts approximates fair value, considering the borrowing rates currently available to the Company for financing arrangements with similar terms and credit risks.

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

Level 1.  Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2.  Other inputs that are directly or indirectly observable in the marketplace.

Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis using the above categories, as of March 31, 2014 and December 31, 2013.

	March 31, 2014
Description	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market mutual funds (1)	$48,204	$—	$—	$48,204

Total assets	$48,204	$—	$—	$48,204

	December 31, 2013
Description	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market mutual funds (1)	$65,443	$—	$—	$65,443

Total assets	$65,443	$—	$—	$65,443

(1)	Money market funds are classified as cash equivalents in the Company’s unaudited consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company’s cash equivalent money market funds have carrying values that approximate fair value.

Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the three months ended March 31 (no such assets in 2014):

2013
Balance of contingent consideration at January 1	$328
Change in fair value	(29)
Accretion of discount	9
Payment	—

Balance of contingent consideration at March 31	$308

6. Fair Value Measurement

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, net accounts receivable, accounts payable and other accrued liabilities, and accrued compensation and benefits, approximate fair value due to their short-term nature. The carrying value of the Company’s financing obligations approximates fair value, considering the borrowing rates currently available to the Company for financing obligations with similar terms and credit risks.

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

Level 1.  Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2.  Other inputs that are directly or indirectly observable in the marketplace.

Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis using the above categories, as of December 31, 2013, 2012 and 2011.

	December 31, 2013
Description	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market mutual funds (1)	$65,443	$—	$—	$65,443

Total assets	$65,443	$—	$—	$65,443

	December 31, 2012
Description	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market mutual funds (1)	$18,282	$—	$—	$18,282

Total assets	$18,282	$—	$—	$18,282

Liabilities:
Contingent consideration (2)	$—	$—	$328	$328

Total liabilities	$—	$—	$328	$328

(1)	Money market funds are classified as cash equivalents in the Company’s consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company’s cash equivalent money market funds have carrying values that approximate fair value.

(2)	Contingent consideration related to acquisitions is classified within Level 3 because the liabilities are valued using significant unobservable inputs. The Company estimated the fair value of the acquisition-related contingent consideration using a probability-weighted discounted cash flow method. On the consolidated statements of operations and comprehensive loss, change in fair value related to changes in estimated contingent consideration to be paid is included in “Change in fair value of contingent consideration”, and accretion of the discount on contingent consideration is included in “Other expense”.

Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the years ended December 31:

	2013	2012
Balance of contingent consideration at January 1	$328	$2,538
Change in fair value	(43)	121
Accretion of discount	26	67
Payment	(311)	(2,398)

Balance of contingent consideration at December 31	$—	$328